UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-21064

               ALLIANCEBERNSTEIN GLOBAL RESEARCH GROWTH FUND, INC. (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management, L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                     Date of fiscal year end: June 30, 2005

                    Date of reporting period: March 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.

ALLIANCE BERNSTEIN GLOBAL RESEARCH GROWTH FUND
PORTFOLIO OF INVESTMENTS
March 31, 2005 (unaudited)

Company                                                   Shares    U.S. $ Value
--------------------------------------------------------------------------------

COMMON STOCKS--95.1%

United States Investments-49.4%
Healthcare--9.0%
Biotechnology--1.8%
Amgen, Inc.(a)                                             6,075    $    353,626
Genentech, Inc.(a)                                         7,810         442,124
Gilead Sciences, Inc.(a)                                   7,400         264,920
                                                                    ------------
                                                                       1,060,670
                                                                    ------------
Drugs--1.4%
Allergan, Inc.                                             3,275         227,514
Cephalon, Inc.(a)                                          5,270         246,794
Forest Laboratories, Inc.(a)                               8,150         301,143
                                                                    ------------
                                                                         775,451
                                                                    ------------
Medical Products--2.1%
Alcon, Inc.                                                3,925         350,463
St. Jude Medical, Inc.(a)                                  7,390         266,040
Stryker Corp.                                              8,050         359,111
Zimmer Holdings, Inc.(a)                                   3,250         252,883
                                                                    ------------
                                                                       1,228,497
                                                                    ------------
Medical Services--3.7%
Caremark Rx, Inc.(a)                                       3,450         137,241
Health Management Associates, Inc. Cl.A                   12,575         329,214
UnitedHealth Group, Inc.                                   8,275         789,269
Wellpoint Health Networks, Inc. (a)                        6,675         836,710
                                                                    ------------
                                                                       2,092,434
                                                                    ------------
                                                                       5,157,052
                                                                    ------------
Finance--8.5%
Banking - Regional--1.4%
Commerce Bancorp, Inc.                                    16,400         532,508
North Fork Bancorporation, Inc.                            8,250         228,855
                                                                    ------------
                                                                         761,363
                                                                    ------------
Brokerage & Money Management--1.3%
The Charles Schwab Corp.                                  71,900         755,669
                                                                    ------------
Insurance--2.5%
AFLAC, Inc.                                                6,800         253,368
American International Group, Inc.                        21,500       1,191,315
                                                                    ------------
                                                                       1,444,683
                                                                    ------------
Miscellaneous--3.3%
Citigroup, Inc.                                           35,100       1,577,394
MBNA Corp.                                                12,300         301,965
                                                                    ------------
                                                                       1,879,359
                                                                    ------------
                                                                       4,841,074
                                                                    ------------

Company                                                   Shares    U.S. $ Value
--------------------------------------------------------------------------------

Technology--7.4%
Communication Equipment--1.6%
Corning, Inc.(a)                                          10,300    $    114,639
Juniper Networks, Inc.(a)                                 16,200         357,372
QUALCOMM, Inc.(a)                                         12,500         458,125
                                                                    ------------
                                                                         930,136
                                                                    ------------
Computer Hardware/Storage--1.5%
Apple Computer, Inc.(a)                                    2,600         108,342
Dell, Inc.(a)                                             11,600         445,672
EMC Corp.(a)                                              23,600         290,752
                                                                    ------------
                                                                         844,766
                                                                    ------------
Computer Peripherals--0.3%
Network Appliance, Inc.(a)                                 7,200         199,152
                                                                    ------------
Computer Services--0.3%
Fiserv, Inc.(a)                                            4,500         179,100
                                                                    ------------
Internet--0.3%
Google, Inc. Cl.A (a)                                      1,000         180,510
                                                                    ------------
Internet Media--0.4%
Yahoo!, Inc.(a)                                            6,000         203,400
                                                                    ------------
Semiconductor Capital Equipment--0.2%
Lam Research Corp. (a)                                     3,100          89,466
                                                                    ------------
Semiconductor Components--1.1%
Broadcom Corp. Cl.A(a)                                     4,600         137,632
Intel Corp.                                               14,800         343,804
Linear Technology Corp.                                    3,450         132,170
                                                                    ------------
                                                                         613,606
                                                                    ------------
Software--1.7%
McAfee, Inc. (a)                                           4,800         108,288
Mercury Interactive Corp.(a)                               1,700          80,546
Microsoft Corp.                                           22,600         546,242
Oracle Corp. (a)                                          20,600         257,088
                                                                    ------------
                                                                         992,164
                                                                    ------------
                                                                       4,232,300
                                                                    ------------
Consumer Services--6.1%
Broadcasting & Cable--2.4%
News Corp. Cl. A                                          27,120         458,870
Time Warner, Inc. (a)                                     32,300         566,865
Univision Communications, Inc.(a)                         12,400         343,356
                                                                    ------------
                                                                       1,369,091
                                                                    ------------
Retail - General Merchandise--2.1%
Lowe's Cos., Inc.                                         12,140         693,073
Target Corp.                                               9,800         490,196
                                                                    ------------
                                                                       1,183,269
                                                                    ------------
Wholesale & International--0.3%
International Game Technology                              6,300         167,958
                                                                    ------------

Company                                                   Shares    U.S. $ Value
--------------------------------------------------------------------------------

Miscellaneous--1.3%
eBay, Inc.(a)                                              9,100    $    339,066
Electronic Arts, Inc.(a)                                   7,800         403,884
                                                                    ------------
                                                                         742,950
                                                                    ------------
                                                                       3,463,268
                                                                    ------------
Energy--5.6%
Domestic Producers--1.8%
Noble Energy, Inc.                                        13,800         938,676
Patina Oil & Gas Corp.                                     2,700         108,000
                                                                    ------------
                                                                       1,046,676
                                                                    ------------
Oil Service--3.8%
FMC Technologies, Inc.(a)                                 12,300         408,114
Halliburton Co.                                           38,400       1,660,800
Schlumberger Ltd.                                          1,100          77,528
                                                                    ------------
                                                                       2,146,442
                                                                    ------------
                                                                       3,193,118
                                                                    ------------
Capital Goods--4.0%
Electrical Equipment--0.4%
Emerson Electric Co.                                       3,600         233,748
                                                                    ------------
Miscellaneous--3.6%
General Electric Co.                                      42,980       1,549,859
United Technologies Corp.                                  4,950         503,217
                                                                    ------------
                                                                       2,053,076
                                                                    ------------
                                                                       2,286,824
                                                                    ------------
Consumer Staples--3.4%
Cosmetics--1.5%
Avon Products, Inc.                                       11,820         507,551
Estee Lauder Cos. Cl.A                                     8,200         368,836
                                                                    ------------
                                                                         876,387
                                                                    ------------
Household Products--1.7%
Colgate-Palmolive Co.                                      5,200         271,284
The Procter & Gamble Co.                                  13,020         690,060
                                                                    ------------
                                                                         961,344
                                                                    ------------
Retail - Food & Drug--0.2%
Whole Foods Market, Inc.                                   1,100         112,343
                                                                    ------------
                                                                       1,950,074
                                                                    ------------
Consumer Manufacturing--1.7%
Building Related--1.7%
American Standard Cos., Inc.(a)                           14,980         696,270
Lennar Corp. Cl.A                                          5,000         283,400
                                                                    ------------
                                                                         979,670
                                                                    ------------
Basic Industry--1.4%
Chemicals--1.4%
Air Products and Chemicals, Inc.                          12,200         772,138
                                                                    ------------

Company                                                   Shares    U.S. $ Value
--------------------------------------------------------------------------------

Multi-Industry Companies--1.0%
3M Co.                                                     3,400    $    291,346
Danaher Corp.                                              4,690         250,493
                                                                    ------------
                                                                         541,839
                                                                    ------------
Transportation--0.6%
Air Freight--0.6%
United Parcel Service, Inc. Cl. B                          4,600         334,604
                                                                    ------------
Aerospace & Defense--0.5%
Aerospace--0.5%
Lockheed Martin Corp.                                      4,540         277,212
                                                                    ------------
Utilities--0.3%
Telephone Utility--0.3%
Sprint Corp. (Fon Group)                                   7,800         177,450
                                                                    ------------
Total United States Investmetns
  (cost $26,811,648)                                                  28,206,623
                                                                    ------------
Foreign Investments--45.7%
Australia--0.4%
Rinker Group Ltd.                                         29,576         246,869
                                                                    ------------
Bermuda--3.6%
ACE Ltd.                                                   9,000         371,430
Axis Capital Holdings Ltd.                                10,200         275,808
Marvell Technology Group Ltd.(a)                          13,120         503,021
Nabors Industries Ltd.(a)                                 15,300         904,842
                                                                    ------------
                                                                       2,055,101
                                                                    ------------
Brazil--2.4%
Aracruz Celulose, SA (ADR)                                 2,700          96,660
Companhia Vale do Rio Doce (ADR)(a)                       12,125         383,271
Petroleo Brasileiro, SA (ADR) (a)                         22,700         873,269
                                                                    ------------
                                                                       1,353,200
                                                                    ------------
Egypt--0.2%
Orascom Telecom Holdings SAE (GDR)(a)(b)                   2,567          90,996
                                                                    ------------
Finland--0.5%
Nokia  Corp.                                              18,125         279,578
                                                                    ------------
France--3.4%
Accor, SA                                                  6,380         312,362
Groupe Danone                                              5,714         568,779
Renault, SA                                                4,138         369,643
Sanofi-Synthelabo, SA                                      4,616         389,885
Schneider Electric, SA                                     4,130         323,327
                                                                    ------------
                                                                       1,963,996
                                                                    ------------
Germany--2.2%
Altana AG                                                  5,911         374,640
Bayerische Motoren Werke (BMW) AG                          3,575         162,149
Premiere AG (a)                                            2,374          98,323
SAP AG                                                     2,175         348,817
Siemens AG                                                 3,592         283,617
                                                                    ------------
                                                                       1,267,546
                                                                    ------------

Company                                                   Shares    U.S. $ Value
--------------------------------------------------------------------------------

Hong Kong--1.6%
China Resources Power Holdings Co.,
Ltd.(a)                                                   26,000    $     12,234
China Telecom Corp., Ltd. Cl.H                           252,000          87,811
CNOOC Ltd.                                               794,000         432,182
Datang International Power Generation Co., Ltd.          410,300         296,567
Zte Corp (a)                                              25,200          83,360
                                                                    ------------
                                                                         912,154
                                                                    ------------
India--1.3%
HDFC Bank Ltd. (ADR)                                       5,800         243,774
Infosys Technologies (ADR)                                 4,200         309,666
Ranbaxy Laboratories Ltd. (GDR)                            7,236         166,354
                                                                    ------------
                                                                         719,794
                                                                    ------------
Israel--0.6%
Teva Pharmaceutical Industries Ltd. (ADR)                 11,700         362,700
                                                                    ------------
Italy--0.2%
Fastweb (a)                                                1,855          90,815
                                                                    ------------
Japan--7.8%
Aisin Seiki Co., Ltd                                       9,200         208,778
Canon, Inc.                                                5,000         267,159
Denso Corp.                                               17,800         441,834
Funai Electric Co., Ltd.                                     400          49,168
Hitachi Chemical Co., Ltd.                                17,400         310,172
Honda Motor Co., Ltd.                                      7,100         354,432
Hoya Corp.                                                 4,000         439,128
Keyence Corp.                                              1,100         254,115
Mitsubishi Corp.                                          29,200         377,648
Mitsubishi Tokyo Financial Group, Inc.                        61         525,471
NITTO DENKO Corp.                                          4,500         235,184
Nomura Holdings, Inc.                                     40,000         554,055
Shionogi & Co., Ltd.                                      14,000         192,528
UFJ Holdings, Inc.(a)                                         52         272,288
                                                                    ------------
                                                                       4,481,960
                                                                    ------------
Mexico--0.5%
America Movil, S.A. de CV Series L (ADR)                   5,200         268,320
                                                                    ------------
Netherlands--2.1%
ASML Holding NV (a)                                        4,956          83,556
Schlumberger Ltd.                                         15,800       1,113,584
                                                                    ------------
                                                                       1,197,140
                                                                    ------------
Norway--0.7%
Norsk Hydro ASA                                            4,935         407,410
                                                                    ------------
Panama--0.3%
Carnival Corp.                                             3,100         160,611
                                                                    ------------
Russia--1.5%
Lukoil Holdings (ADR)                                      1,981         268,227
MMC Norilsk Nickel (ADR)(a)                                8,679         506,420
Mobile Telesystems (ADR)                                   2,400          84,456
                                                                    ------------
                                                                         859,103
                                                                    ------------
South Korea--1.5%
GS Holdings Corp.                                          8,130         201,106
Kookmin Bank                                               5,890         262,925
LG. Philips LCD Co., Ltd. (a)                              8,400         181,020
Samsung Elecronics Co., Ltd. (GDR) (b)                       969         239,627
                                                                    ------------
                                                                         884,678
                                                                    ------------

Company                                                   Shares    U.S. $ Value
--------------------------------------------------------------------------------

Spain--1.2%
Gestevision Telecinco, SA (a)                             15,136    $    352,139
Inditex, SA                                               11,609         347,051
                                                                    ------------
                                                                         699,190
                                                                    ------------
Switzerland--4.4%
Alcon, Inc.                                                1,525         136,167
Compagnie Financiere Richemont AG                          9,583         301,267
Credit Suisse Group                                        9,504         406,564
Nobel Biocare Holding AG                                   1,333         280,703
Novartis AG                                                7,305         341,026
Roche Holding AG-Genusschin                                4,490         481,452
UBS AG                                                     6,400         540,697
                                                                    ------------
                                                                       2,487,876
                                                                    ------------
Taiwan--0.8%
Asustek Computer, Inc.                                    31,000          85,227
Hon Hai Precision Industry Co., Ltd. (GDR) (b)            14,335         126,947
Taiwan Semiconductor Manufacturing Co.,
   Ltd. (ADR) (a)                                         20,935         177,529
United Microelectronics Corp. (ADR) (a)                   24,900          83,913
                                                                    ------------
                                                                         473,616
                                                                    ------------
United Kingdom--8.5%
02 Plc (a)                                                37,792          85,165
AstraZeneca Plc (ADR)                                      2,005          79,258
Bae Systems Plc                                          100,966         495,215
BHP Billiton Plc                                          36,609         491,894
Carnival Plc                                               6,157         337,939
Man Group Plc                                             10,300         267,318
Prudential Plc                                            29,472         281,930
Reckitt Benckiser Plc                                     17,664         560,910
Royal Bank of Scotland Group Plc                          11,274         358,681
SABMiller Plc                                             22,551         353,015
Standard Chartered Plc                                    13,290         239,030
Tesco Plc                                                 91,807         549,097
Vodafone Group Plc                                       113,632         301,782
WPP Group Plc                                             42,108         478,760
                                                                    ------------
                                                                       4,879,994
                                                                    ------------
Total Foreign Investments
   (cost $23,220,296)                                                 26,142,647
                                                                    ------------

Total Investments--95.1%
   (cost $50,031,944)                                                 54,349,270

Other assets less liabilities--4.9%                                    2,823,486
                                                                    ------------
Net Assets--100%                                                    $ 57,172,756
                                                                    ------------

SECTOR DIVERSIFICATION
March 31, 2005 (unaudited)

--------------------------------------------------------------------------------
SECTOR                                              PERCENT OF TOTAL INVESTMENTS
--------------------------------------------------------------------------------
Finance                                                             17.4%
Healthcare                                                          14.6%
Technology                                                          13.9%
Energy                                                              13.6%
Consumer Services                                                   12.3%
Consumer Staples                                                     7.3%
Capital Goods                                                        5.6%
Consumer Manufacturing                                               5.1%
Basic Industry                                                       4.7%
Multi Industry Companies                                             2.4%
Aerospace & Defense                                                  1.4%
Utilities                                                            1.1%
Transportation                                                       0.6%
                                                                --------
Total Investments                                                 100.00

(a)   Non-income producing security.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2005, the aggregate market value of these securities amounted to $457,570 or 0.8% of net assets.

      Glossary of Terms:

      ADR-American Depositary Receipt
      GDR-Global Depositary Receipt

      Please Note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.       EXHIBITS.

The following exhibits are attached to this Form N-Q:

      EXHIBIT NO.       DESCRIPTION OF EXHIBIT
      -----------       ----------------------

      11(a)(1)          Certification of Principal Executive Officer Pursuant to
                        Section 302 of the Sarbanes-Oxley Act of 2002

      11(a)(2)          Certification of Principal Financial Officer Pursuant to
                        Section 302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Global Research Growth Fund, Inc.

By:   /s/ Marc O. Mayer
      -----------------
      Marc O. Mayer
      President

Date: May 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Marc O. Mayer
      -----------------
      Marc O. Mayer
      President

Date: May 27, 2005

By:   /s/ Mark D. Gersten
      -------------------
      Mark D. Gersten
      Treasurer and Chief Financial Officer

Date: May 27, 2005